Property, Plant And Equipment - Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Plant, Machinery and Equipment [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Plant, Machinery and Equipment [Member]
Capital Leased Assets [Line Items]
Cost	$ 9	$ 9	$ 11	$ 11
Accumulated Amortization	1	1	3	3
Net	$ 8	$ 8	$ 8	$ 8